Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Under the policy, Covered Individuals aware of material nonpublic information relating to the Company and their Related Persons may not engage in any transactions with the Company’s securities, subject to exceptions permitting option exercises, tax withholding transactions, sell-to-cover transactions, 10b5-1 automatic trading programs and bona fide gifts. The policy applies to securities issued by the Company as well as derivative securities not issued by the Company, such as exchange-traded put or call options or swaps related to the Company’s securities. The policy also requires quarterly trading blackout periods during which directors, officers and certain employees and their Related Persons may not conduct any trades in Company securities in the period beginning ten calendar days before the end of each fiscal quarter and ending one full trading day after the Company releases its financial results for that quarter. In addition to the other requirements in the Insider Trading Policy, officers, directors and certain employees are subject to pre-clearance requirements under which they cannot engage in any transaction in the Company’s securities without first obtaining pre-clearance from the Company’s Chief Legal Officer.

Under the policy, Covered Individuals may not directly or indirectly engage in transactions intended to hedge or offset the market value of Company securities owned by them. In addition, the policy does not allow pledging of Company securities as collateral for a loan or holding Company securities in margin accounts, unless done in accordance with our pledging policy. Pursuant to our pledging policy, any proposed pledge must receive pre-clearance from the Company’s Chief Legal Officer and must not exceed 15% of the requesting party’s holdings of Company securities.

A copy of our Insider Trading Policy was filed as Exhibit 19.1 to our Annual Report.

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule.

Award Timing Method	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false